Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 55	$ 8	¥ 0
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 55		¥ 0